CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net revenues
Total net revenues	$ 593,466	$ 503,327	$ 570,341
Gross profit	218,279	190,568	211,166
Operating expenses
Selling	35,197	30,642	28,926
General and administrative	69,982	39,114	40,701
Goodwill impairment charge	0	35,767	11,623
Research and development (including research and development from related parties of nil, $655 and $212 for the years ended June 30, 2019, 2020 and 2021, respectively)	55,954	41,876	37,025
VAT refunds and government subsidies	(30,099)	(26,259)	(30,735)
Total operating expenses	131,034	121,140	87,540
Income from operations	87,245	69,428	123,626
Other income, net (including other income from related parties of $2,520, $3,414 and $2,445 for the years ended June 30, 2019, 2020 and 2021, respectively)	10,449	4,683	2,710
Foreign exchange (loss) gain	(6,219)	599	(1,161)
Gains on deconsolidation of subsidiaries where the Company retains an equity interest	0	0	5,768
Gains on disposal of an investment in an equity investee	0	5,763
Gains on disposal of an investment in securities	3,323	0	0
Share of net income of equity investees	604	3,131	404
Interest income	14,131	13,060	11,839
Interest expenses	(553)	(306)	(575)
Dividend income from equity investments	912	1,139	1,112
Income before income taxes	109,892	97,497	143,723
Income tax expenses	20,554	18,171	18,184
Net income	89,338	79,326	125,539
Less: Net income (losses) attributable to non-controlling interests	(371)	(70)	278
Net income attributable to Hollysys Automation Technologies Ltd.	89,709	79,396	125,261
Other comprehensive income, net of tax of nil
Translation adjustments	96,577	(28,313)	(31,602)
Comprehensive income	185,915	51,013	93,937
Less: comprehensive income (loss) attributable to non-controlling interests	(125)	(387)	17
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 186,040	$ 51,400	$ 93,920
Net income per share:
Basic	$ 1.48	$ 1.31	$ 2.07
Diluted	$ 1.46	$ 1.31	$ 2.05
Shares used in net income per share computation:
Basic	60,566,709	60,478,717	60,456,524
Diluted	61,513,749	60,609,242	61,273,884
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 460,180	$ 414,272	$ 467,371
Cost of revenue	336,471	281,818	325,523
Product [Member]
Net revenues
Total net revenues	28,667	20,144	33,102
Cost of revenue	5,293	5,456	7,571
Service [Member]
Net revenues
Total net revenues	104,619	68,911	69,868
Cost of revenue	$ 33,423	$ 25,485	$ 26,081